UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2009
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Check here if Amendment [ ]; Amendment Number:
                                                --------------------
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          DBD Investors V, L.L.C.
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Address:       c/o The Carlyle Group
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               1001 Pennsylvania Avenue, NW
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               Suite 220 S.
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               Washington, DC  20004-2505
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Form 13F File Number:  28-    12965
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daniel A. D'Aniello
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Title:           Managing Director
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Phone:           202-729-5626
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Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello            Washington, DC           August 13, 2009
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     Signature                       City, State                  Date

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[X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number          Name
   28-
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                            -----------------------------------

Form 13F Information Table Entry Total:     4
                                            -----------------------------------

Form 13F Information Table Value Total:     $1,606
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                                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.         Form 13F File Number     Name

    1           28-12429                 Carlyle Investment Management L.L.C.
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                                                  FORM 13-F INFORMATION TABLE

COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6     COLUMN 7     COLUMN 8
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                                                   VALUE    SHRS OR   SH/      PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN      CALL     DISCRETION   MANAGERS   SOLE   SHARED  NONE
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
ICO Global Comm Hldgs   CL A           44930K108    $161    259,437    SH       --   Shared-Defined     1             259,437
Ltd De

Terrestar Corp          Com            881451108    $230    150,000    SH       --   Shared-Defined     1             150,000

Time Warner Inc         Com            887317105    $924    36,666     SH       --   Shared-Defined     1             36,666

Time Warner Cable Inc   Com            88732J207    $291    9,203      SH       --   Shared-Defined     1             9,203



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